Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of operating segment results

Year Ended December 31, 2024	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	104,379,002	3,284,968	756,862	108,420,832
Inter-segment revenues (Note a)	352,166	25,761	205,325	583,252

	104,731,168	3,310,729	962,187	109,004,084
Reconciliation of total net revenues
Elimination of inter-segment revenues				(583,252)

Total net revenues				108,420,832
Less:
Cost of revenues	(81,251,073)	(1,626,883)	(344,551)
Fulfillment expenses (Note b)	(8,241,185)	—	—
Marketing expenses (Note b)	(2,766,702)	(200,850)	—
Technology and content expenses (Note b)	(1,424,414)	—	—
General and administrative expenses (Note b)	(2,290,281)	(558,476)	(333,414)
Share-based compensation expenses (Note c)	(1,137,590)	(360,055)	—
Other segment items (Note d)	731,609	160,771	(187,737)

Segment income from operations	8,351,532	725,236	96,485	9,173,253
Reconciliation of profit or loss:
Other income and expenses (Note e)				814,227

Income before income taxes and share of income(loss) of equity method investees				9,987,480

Year Ended December 31, 2023	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	109,177,540	2,771,018	907,462	112,856,020
Inter-segment revenues (Note a)	378,941	24,959	326,591	730,491

	109,556,481	2,795,977	1,234,053	113,586,511
Reconciliation of total net revenues
Elimination of inter-segment revenues				(730,491)

Total net revenues				112,856,020
Less:
Cost of revenues	(85,569,090)	(1,488,518)	(405,095)
Fulfillment expenses (Note b)	(8,151,510)	—	—
Marketing expenses (Note b)	(3,170,057)	(170,246)	—
Technology and content expenses (Note b)	(1,350,414)	—	—
General and administrative expenses (Note b)	(2,312,911)	(457,780)	(530,555)
Share-based compensation expenses (Note c)	(1,023,215)	(441,195)	—
Other segment items (Note d)	639,886	122,882	(174,558)

Segment income from operations	8,619,170	361,120	123,845	9,104,135
Reconciliation of profit or loss:
Other income and expenses (Note e)				882,867

Income before income taxes and share of income(loss) of equity method investees				9,987,002

Year Ended December 31, 2022	Vip.com	Shan Shan Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	99,625,511	1,808,756	1,718,222	103,152,489
Inter-segment revenues (Note a)	1,181,133	49,912	387,490	1,618,535

	100,806,644	1,858,668	2,105,712	104,771,024
Reconciliation of total net revenues
Elimination of inter-segment revenues				(1,618,535)

Total net revenues				103,152,489
Less:
Cost of revenues	(80,134,184)	(1,146,017)	(1,187,668)
Fulfillment expenses (Note b)	(7,107,652)	—	—
Marketing expenses (Note b)	(2,878,160)	(123,018)	—
Technology and content expenses (Note b)	(1,279,898)	—	—
General and administrative expenses (Note b)	(2,665,041)	(331,984)	(1,017,094)
Share-based compensation expenses (Note c)	(820,674)	(352,651)	—
Other segment items (Note d)	600,023	96,226	(225,786)

Segment income (loss) from operations	6,521,058	1,224	(324,836)	6,197,446
Reconciliation of profit or loss:
Other income and expenses (Note e)				1,879,758

Income before income taxes and share of income(loss) of equity method investees				8,077,204

Schedule of depreciation of property and equipment, net (included in the measurement of segment profit or loss)
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	846,864	851,630	924,097
Shan Shan Outlets	298,624	417,226	476,943
Others	85,817	30,528	17,452

	1,231,305	1,299,384	1,418,492

Schedule of interest income and expenses
Interest income and expenses:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest income
Vip.com	622,686	654,485	610,161
Shan Shan Outlets	53,659	42,807	41,932
Others	87,925	84,532	158,734
Inter-segment interest income	(252)	(1,532)	(1,035)

	764,018	780,292	809,792

Interest expenses
Vip.com	(23,573)	(22,821)	(57,627)
Shan Shan Outlets	(685)	(111)	(53)
Others	(252)	(1,532)	(1,031)
Inter-segment interest income	252	1,532	1,035

	(24,258)	(22,932)	(57,676)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share of (loss) income of investments accounted under the equity method
Vip.com	(117,176)	52,212	1,647
Shan Shan Outlets	110,617	112,868	121,071
Others	—	(84,779)	44,262

	(6,559)	80,301	166,980

Schedule of information about segment assets

	Year Ended December 31,
	2023	2024
	RMB	RMB
Total assets
Vip.com	47,982,859	51,103,217
Shan Shan Outlets	17,062,689	19,971,408
Others	7,277,046	3,861,501

	72,322,594	74,936,126

	Year Ended December 31,
	2023	2024
	RMB	RMB
Investments in equity method investees
Vip.com	1,153,245	1,106,779
Shan Shan Outlets	763,025	760,596
Others	239,291	134,668

	2,155,561	2,002,043

Total expenditure for additions of long-lived assets
Vip.com	2,330,278	870,593
Shan Shan Outlets	2,895,954	2,687,663
Others	4,505	4,330

	5,230,737	3,562,586